Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Third party revenues	$ 42,208,971	$ 33,480,210	$ 20,297,018
Related party revenues	53,320,333	5,657,828	2,297,763
Total revenues	95,529,304	39,138,038	22,594,781
Business taxes and related surcharges	(1,177,738)	(225,669)	(164,160)
Net revenues	94,351,566	38,912,369	22,430,621
Operating cost and expenses:
Cost of revenues	(37,414,007)	(10,657,267)	(3,703,030)
Selling expenses	(13,810,241)	(5,768,356)	(3,846,855)
General and administrative expenses	(14,553,357)	(7,009,332)	(4,411,080)
Other operating income - government subsidy	3,755,759	2,363,893	777,415
Total operating cost and expenses	(62,021,846)	(21,071,062)	(11,183,550)
Income from operations	32,329,720	17,841,307	11,247,071
Gain from deconsolidation of subsidiaries		102,089
Interest income	443,204	187,285	65,095
Investment income	3,024,914	2,053,748	1,092,579
Gain from disposal of investment in affiliates	369,472
Interest expense		(14,961)	(15,602)
Realized exchange gain	332,239
Total other income	4,169,829	2,328,161	1,142,072
Income before taxes and gain(loss) from equity in affiliates	36,499,549	20,169,468	12,389,143
Income tax expense	(10,663,384)	(5,617,343)	(3,202,880)
(Loss) gain from equity in affiliates	687,225	78,015	(135,892)
Net income	26,523,390	14,630,140	9,050,371
Net loss (income) attributable to non-controlling interests	(2,186,377)	(257,840)	104,694
Net income attributable to Jupai shareholders	24,337,013	14,372,300	9,155,065
Deemed dividend on Series B convertible redeemable preferred shares		(7,563,669)
Net income attribute to ordinary shareholders	$ 24,337,013	$ 6,808,631	$ 9,155,065
Net income per share:
Basic (in dollars per share)	$ 0.17	$ 0.06	$ 0.09
Diluted (in dollars per share)	$ 0.16	$ 0.06	$ 0.09
Weighted average number of shares used in computation:
Basic (in shares)	114,124,300	83,683,960	100,000,000
Diluted (in shares)	119,598,947	114,445,361	100,866,480